Note 26 - Provisions	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of provisions [text block]
26.	PROVISIONS

(a) Provision changes

	Balance as of December 31, 2016	Effect of changes in foreign exchange rates	Additions	Provisions used and reversed	Balance as of December 31, 2017

Restructuring	7.4	0.7	-	-	8.1

Provision for disputes and litigations
Taxes on sales	247.2	0.2	113.9	(135.0)	226.3
Income tax	323.4	3.0	167.4	(336.8)	157.0
Labor	165.8	(1.4)	142.0	(176.9)	129.5
Civil	43.9	(0.1)	65.4	(74.0)	35.2
Others	146.3	(5.9)	69.8	(84.7)	125.5
Total of provision for disputes and litigations	926.6	(4.2)	558.5	(807.4)	673.5

Total provisions	934.0	(3.5)	558.5	(807.4)	681.6

(b)	Disbursement expectative

	Balance as of December 31, 2017	1 year or less	1-2 years	2-5 years	Over 5 years

Restructuring	8.1	7.3	-	0.8	-

Provision for disputes and litigations
Taxes on sales	226.3	25.7	179.9	5.0	15.7
Income tax	157.0	33.6	100.7	22.7	-
Labor	129.5	77.3	25.3	17.6	9.3
Civil	35.2	17.1	15.4	1.6	1.1
Others	125.5	8.0	30.3	83.8	3.4
Total of provision for disputes and litigations	673.5	161.7	351.6	130.7	29.5

Total provisions	681.6	169.0	351.6	131.5	29.5

The expected settlement of provisions was based on management’s best estimate at the balance sheet date.

Main lawsuits with probable likelihood of loss:

(a) Income and Sales taxes

In Brazil, the Company and its subsidiaries are involved in several administrative and judicial proceedings related to Income tax, ICMS, IPI, PIS and COFINS taxes. Such proceedings include, among others, tax offsets, credits and judicial injunctions exempting tax payment.

(b) Labor

The Company and its subsidiaries are involved in labor proceedings with former employees or former employees of service providers. The main issues involve overtime and related effects and respective charges.

(c) Civil

The Company is involved in civil lawsuits considered with probable likelihood of loss. The most relevant portion of these lawsuits refers to former distributors, mainly in Brazil, which are mostly claiming damages resulting from the termination of their contracts.

The processes with possible probabilities are disclosed in Note
30
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Contingent liability
.